Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
	2022	2021	2020
Balance at beginning of year	203,688,118	204,856,564	204,435,333
Shares issued under restricted stock plans[1]	702,273	331,554	421,231
Shares issued upon exercise of stock options	61,714	—	—
Repurchases of common stock	(5,373,196)	(1,500,000)	—
Balance at end of year	199,078,909	203,688,118	204,856,564
(1) In January 2023, the Parent issued 605,026 shares related to RSUs that vested in December 2022. Refer to Note 23 - Stock-Based Compensation for further information.

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2019	231	(8)	4	227	36	263
Change during period	128	(1)	—	127	(59)	68
Reclassified to operations (1)	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	128	(1)	—	127	(59)	67
Balance at December 31, 2020	358	(9)	4	353	(24)	330
Change during period	9	3	(1)	11	51	62
Reclassified to operations (1)	19	1	—	20	1	21
Tax effect	—	(1)	—	—	—	—
Other comprehensive income (loss)	28	3	(1)	30	52	82
Balance at December 31, 2021	387	(6)	3	384	28	412
Change during period	55	2	1	57	27	84
Reclassified to operations (1)	36	(3)	—	34	—	34
Other comprehensive income (loss)	90	(1)	1	91	27	117
Balance at December 31, 2022	477	(7)	4	474	55	529
(1) Foreign currency translation of approximately $19 million was reclassified into gain on sale of discontinued operations, net of tax on the consolidated statements of operations for the year ended December 31, 2021. Other foreign currency translation adjustments were reclassified into other non-operating expense, net on the consolidated statements of operations for subsidiaries sold for the year ended December 31, 2022 and foreign exchange loss (gain), net for subsidiaries liquidated for the years ended December 31, 2022 and 2020. Unrealized gain (loss) on hedges were reclassified into service revenue on the consolidated statements of operations for the years ended December 31, 2022 and 2021.